3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination (Details 3) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) R$ / shares
Principles Of Consolidation Investments In Subsidiaries Acquisitions Under Approval And Business Combination Details 3
Net revenue from sale and services	R$ 80,785,084
Operating income	2,834,636
Net income for the year	R$ 1,555,077
Earnings per share basic - whole | R$ / shares	R$ 2.8709
Earnings per share diluted - whole | R$ / shares	R$ 2.8503